ACQUISITION AND DISPOSITION OF MINERAL INTERESTS AND CORPORATE TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Disposal groups classified as held for sale
The components of assets and liabilities held for sale relating to the above assets and disposal group are as follows:

As at December 31, 2017	Canadian Exploration Properties	Gualcamayo	Total
Assets
Current assets:
Cash and cash equivalents	$—	$6.3	$6.3
Inventories	—	78.4	78.4
Other assets	—	15.7	15.7
	—	100.4	100.4
Property, plant and equipment	98.4	130.8	229.2
Other financial assets	0.8	—	0.8
Goodwill and intangibles	24.0	1.4	25.4
Total assets held for sale	$123.2	$232.6	$355.8

Liabilities
Current liabilities:
Trade and other payables	$0.4	$45.0	$45.4
Other financial liabilities	—	2.4	2.4
Other provisions and liabilities	0.1	7.8	7.9
	0.5	55.2	55.7
Decommissioning, restoration and similar liabilities	0.6	26.5	27.1
Other provisions and liabilities	—	0.9	0.9
Total liabilities relating to assets held for sale	$1.1	$82.6	$83.7
Net assets held for sale	$122.1	$150.0	$272.1

Disclosure of detailed information about disposition
The following table summarizes the statement of operations of the Mexican subsidiaries operations:

For the year ended December 31,
(In millions of US Dollars except for shares and per share amounts, unaudited)	2016
Revenue	$90.6
Cost of sales excluding depletion, depreciation and amortization	(49.8)
Gross margin excluding depletion, depreciation and amortization	$40.8
Depletion, depreciation and amortization	(7.2)
Impairment of mining properties	—
Mine operating earnings	$33.6
Other expenses	(14.8)
Earnings before taxes	$18.8
Attributable income tax recovery	1.3
Net income (loss) from operations	$20.1
Loss on disposal	(27.2)
Attributable income tax expense	(4.6)
Net loss from discontinued operations	$(11.7)

Disclosure of detailed information about business combinations
Total consideration paid by the Company was as follows:

Cash	$53.9

The following table summarizes the total fair values of assets and liabilities acquired:

Final
Cash	$0.3
Net working capital acquired (i)	2.3
Property, plant and equipment (including mineral interests)	57.4
Non-current liabilities	(6.1)
Net identifiable assets	$53.9
(i)    Included in net working capital acquired are accounts receivables of $2.6 million at fair value which were collected subsequent to closing of the MRDM acquisition.